Connecticut Mutual Life Insurance Company
140 Garden Street
Hartford, CT  06154

October 10, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Connecticut Mutual Investment Accounts, Inc.
        Registration File Number: 2-75276

Dear Sir/Madam:

 Pursuant to Rule 497(j) and in lieu of filing final printed prospectuses, we hereby certify with respect to the above-referenced registration statement on Form N-1A that:

 1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

 2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr